UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number(811-22720)


KKR Series Trust
(Exact name of registrant as specified in charter)

KKR Asset Management
555 California Street, 50th Floor
San Francisco, California 94104
(Address of principal executive offices) (Zip code)



U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)


Registrant's telephone number, including area code:(415) 315-3620


Date of fiscal year end:   October 31

Date of reporting period: June 30, 2014


Item 1. Proxy Voting Record.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22720
Reporting Period: 07/01/2013 - 06/30/2014
KKR Series Trust









======================= KKR Alternative High Yield Fund ========================


CENGAGE LEARNING ACQUISITIONS, INC.

Ticker:                      Security ID:  15135RAA4
Meeting Date: FEB 14, 2014   Meeting Type: Written Consent
Record Date:  NOV 25, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      Did Not Vote Management
2     Opt Out Release                         None      Did Not Vote Management

========== END NPX REPORT

SIGNATURES



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) KKR Series Trust


By (Signature and Title)* /s/ Suzanne Donohoe
                              Suzanne Donohoe
                              President

Date                  August 21, 2014

* Print the name and title of each signing officer under his or her signature.